Employee Benefit Plans (Amounts Recognized In Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Amounts recognized in consolidated balance sheet:
Long-term pension and benefit cost	$ 145,992	$ 122,580
Accumulated other comprehensive loss:
Accumulated Other Comprehensive Income (Loss), Net of Tax	(162,077)	(120,491)
Pension Plan [Member]
Amounts recognized in consolidated balance sheet:
Current accrued benefit cost	0	0
Long-term pension and benefit cost	131,947	111,359
Net amount recognized in consolidated balance sheet	131,947	111,359
Accumulated other comprehensive loss:
Net actuarial loss	(107,625)	(91,669)
Prior service credit	2,886	3,067
Accumulated Other Comprehensive Income (Loss), Net of Tax	(104,739)	(88,602)	$ (97,226)	$ (58,584)
Amount of Liabilities and Accumulated Other Comprehensive Loss Recognized in Consolidated Balance Sheet	27,208	22,757
Other Postretirement Benefits [Member]
Amounts recognized in consolidated balance sheet:
Current accrued benefit cost	1,162	859
Long-term pension and benefit cost	14,045	11,221
Net amount recognized in consolidated balance sheet	15,207	12,080
Accumulated other comprehensive loss:
Net actuarial loss	(8,378)	(5,409)
Prior service credit	0	0
Accumulated Other Comprehensive Income (Loss), Net of Tax	(8,378)	(5,409)	$ (6,597)	$ (7,881)
Amount of Liabilities and Accumulated Other Comprehensive Loss Recognized in Consolidated Balance Sheet	$ 6,829	$ 6,671